Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Core structural borrowings of shareholder-financed businesses
Borrowings
Schedule of borrowings

	31 Dec 2025 $m	31 Dec 2024 $m
Subordinated debt
US$750m 4.875% notes	750	750
£435m 6.125% notes 2031	583	542
US$1,000m 2.95% notes 2033	998	997
SGD 600m 3.80% notes 2035 note (i)	464	–
Senior debt note (ii)
£250m 5.875% notes 2029	325	299
US$1,000m 3.125% notes 2030	992	990
US$350m 3.625% notes 2032	347	347
Total core structural borrowings of shareholder-financed businesses	4,459	3,925
Notes
(i)On 22 May 2025, Prudential Funding (Asia) plc, a wholly owned subsidiary of the Group, issued SGD 600 million 3.80 per cent subordinated debt maturing on
22 May 2035 with proceeds, net of costs, of US$462 million. Under IFRS 9, the Group has designated this SGD-denominated borrowing as a net investment hedge of the currency risk related to the Group’s investment in the Singapore business.
(ii)The senior debt ranks above subordinated debt in the event of liquidation.

Operational borrowings
Borrowings
Schedule of borrowings

	31 Dec 2025 $m	31 Dec 2024 $m
Borrowings in respect of short-term fixed income securities programmes (commercial paper)	520	527
Lease liabilities under IFRS 16	310	257
Other borrowings	1	13
Total operational borrowings	831	797